FINANCIAL INSTRUMENTS - Financial liabilities (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 94,236	Rp 72,326
Financial liabilities measured at amortized cost | Trade and other payables
FINANCIAL RISK MANAGEMENT
Total financial liabilities	14,324	15,214
Financial liabilities measured at amortized cost | Accrued expenses
FINANCIAL RISK MANAGEMENT
Total financial liabilities	12,761	12,769
Financial liabilities measured at amortized cost | Short-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	8,705	4,043
Financial liabilities measured at amortized cost | Two-step loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	736	949
Financial liabilities measured at amortized cost | Bonds and notes
FINANCIAL RISK MANAGEMENT
Total financial liabilities	9,958	10,481
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	26,601	23,220
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL RISK MANAGEMENT
Total financial liabilities	17,217
Financial liabilities measured at amortized cost | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Total financial liabilities		3,145
Financial liabilities measured at amortized cost | Other borrowings
FINANCIAL RISK MANAGEMENT
Total financial liabilities	3,740	2,244
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 194	Rp 261